Intangible Asset - Customer List (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset - Customer list amounted	$ 2,253,690
Amortized over term	10 years
Accumulated impairment	$ 69,583	$ 0
Amortization expense	$ 254,812	$ 37,562